AXP(SM)
                                                                    Tax-Exempt
                                                                     Bond Fund
                                                        2000 SEMIANNUAL REPORT

       American
         Express(R)
        Funds

(icon of) padlock

AXP Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.
                                                                     AMERICAN
                                                                       EXPRESS
                                                                    (R)

Double-barreled Benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including AXP Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.


CONTENTS
From the Chairman.........................3
From the Portfolio Manager................3
Fund Facts................................5
The 10 Largest Holdings...................6
Financial Statements......................7
Notes to Financial Statements............10
Investments in Securities................17

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio Manager

From the Portfolio Manager
AXP Tax-Exempt Bond Fund's interest income was little changed during the past six months, but rising interest rates did reduce its net asset value. As a result, the total return (excluding the sales charge) for the Fund's Class A shares was 0.05% during the first half of the fiscal year -- December 1999 through May 2000.

With the economy continuing to expand at a remarkably robust rate and unemployment at a record-low level, bond investors grew increasingly concerned that a pickup in inflation might be just around the corner. (Rising inflation hurts bond values because it erodes the purchasing power of the interest income that bonds generate.) Although the data showed little conclusive evidence of an inflation spike, investors' worries were reinforced by the Federal Reserve
(Fed), which raised short-term interest rates three times during the six months in an effort to reduce potential upward pressure on inflation. The result for most sectors of the bond market, including municipal issues, was an overall slump in prices. That was reflected in the Fund's net asset value, which declined about 2.6% over the period.

FEW BUYERS
Compounding the situation, the market for municipals found little support from buyers, either individuals or institutions. In fact, cash flow into municipal bond mutual funds was actually negative for the six months. Fortunately, though, the supply of bonds declined a fair amount from 1999 levels, which largely offset the weakness in demand.

Looking specifically at the Fund, I made only modest changes during the period. Most notable was a greater emphasis on high-quality bonds, which I believed would fare better should the economy eventually slow down in the face of the Fed's interest-rate increases. I also lengthened the duration slightly toward the end of the period in anticipation of a leveling off, or perhaps a decline, in interest rates as the year progresses. (Duration, a function of the average maturity of the bonds in the Fund's portfolio, influences how sensitive the net asset value is to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.)

As the second half of the fiscal year begins, we have seen some indications that the economy may be starting to cool off a bit as the Fed's interest-rate increases begin to take effect. Concurrently, the inflation data remain relatively good. Therefore, should those trends remain in place, I think the bond market, municipals included, will have reason to look forward to improving performance in the months ahead.

Terry L. Seierstad

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                             $3.74
Nov. 30, 1999                                                            $3.84
Decrease                                                                 $0.10

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                              $0.10
From capital gains                                                       $ --
Total distribution                                                       $0.10
Total return*                                                           +0.05%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                             $3.74
Nov. 30, 1999                                                            $3.84
Decrease                                                                 $0.10

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                              $0.09
From capital gains                                                       $ --
Total distribution                                                       $0.09
Total return*                                                           -0.33%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                             $3.73
Nov. 30, 1999                                                            $3.83
Decrease                                                                 $0.10

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                              $0.10
From capital gains                                                       $ --
Total distribution                                                       $0.10
Total return*                                                           +0.12%**

 *Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.


The 10 Largest Holdings

                                                             Percent                      Value
                                                        (of net assets)          (as of May 31, 2000)
San Antonio Texas Water Refunding Revenue Bonds
 6.40% 2007                                                  3.13%                 $26,012,000

Chicago Illinois Public Building Commission
Building Revenue Bonds Chicago Board of Education
Series 1990A Escrowed to Maturity
 6.50% 2018                                                  2.83                   23,534,309

New York State Urban Development Capital
Correctional Facilities Revenue Bonds 4th Series 1993
 5.38% 2023                                                  2.54                   21,126,286

Georgia Municipal Electric Authority Special Obligation
Bonds Project 1 4th Crossover Series 1997X
 6.50% 2020                                                  2.52                   20,971,089

King County Washington Unlimited Tax General Obligation
Bonds Issaquah School District 411 Series 1992
 6.38% 2008                                                  2.13                   17,678,334

New York State Dormitory Authority State Courts
Facilities Lease Revenue Bonds Series 1993A
 5.25% 2021                                                  2.10                   17,490,599

Phoenix Arizona Industrial Development Authority
Single Family Mortgage Revenue Capital Appreciation
Bonds Zero Coupon Escrowed to Maturity
 6.70% 2014                                                  1.99                   16,572,660

New Jersey Turnpike Authority Revenue Bonds Series 1991C
 6.50% 2005                                                  1.97                   16,398,400

Houston Texas Airport Systems
Sub Lien Revenue Bonds Series 1998C
 5.00% 2028                                                  1.67                   13,909,170

Rochester Minnesota Health Care Facilities Revenue Bonds
Mayo Foundation Series 1992A
 4.95% 2019                                                  1.54                   12,793,200

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 22.42% of net assets

Financial Statements

Statement of assets and liabilities
AXP Tax-Exempt Bond Fund

May 31, 2000 (Unaudited)

 Assets
Investments in securities, at value (Note 1)
   (identified cost $796,564,187)                                                      $827,831,058
Cash in bank on demand deposit                                                               92,807
Accrued interest receivable                                                              13,681,010
Receivable for investment securities sold                                                   186,234
                                                                                            -------
Total assets                                                                            841,791,109
                                                                                        ===========
 Liabilities
Dividends payable to shareholders                                                           843,523
Payable for investment securities purchased                                               9,051,400
Accrued investment management services fee                                                   10,199
Accrued distribution fee                                                                      6,392
Accrued transfer agency fee                                                                   1,207
Accrued administrative services fee                                                             907
Other accrued expenses                                                                       48,690
                                                                                             ------
Total liabilities                                                                         9,962,318
                                                                                          ---------
Net assets applicable to outstanding capital stock                                     $831,828,791
                                                                                       ============

 Represented by
Capital stock-- $.01 par value (Note 1)                                                $  2,225,995
Additional paid-in capital                                                              833,811,076
Undistributed net investment income                                                         193,608
Accumulated net realized gain (loss) (Note 5)                                           (35,668,759)
Unrealized appreciation (depreciation) on investments                                    31,266,871
                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock               $831,828,791
                                                                                       ============
Net assets applicable to outstanding shares:             Class A                       $795,965,712
                                                         Class B                       $ 35,670,473
                                                         Class Y                       $    192,606
Net asset value per share of outstanding capital stock:  Class A shares 213,003,857    $       3.74
                                                         Class B shares   9,544,099    $       3.74
                                                         Class Y shares      51,568    $       3.73

See accompanying notes to financial statements.

Statement of operations AXP Tax-Exempt Bond Fund

Six months ended May 31, 2000 (Unaudited)

Investment income
Income:
Interest                                                                    $27,219,514
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                            1,972,262
Distribution fee
   Class A                                                                    1,049,274
   Class B                                                                      184,729
Transfer agency fee                                                             207,919
Incremental transfer agency fee
   Class A                                                                       22,179
   Class B                                                                        2,372
Service fee-- Class Y                                                                98
Administrative services fees and expenses                                       178,505
Compensation of board members                                                     4,837
Custodian fees                                                                   28,586
Printing and postage                                                             26,531
Registration fees                                                                28,785
Audit fees                                                                       18,000
Other                                                                               753
                                                                                    ---
Total expenses                                                                3,724,830
   Earnings credits on cash balances (Note 2)                                   (10,927)
                                                                                -------
Total net expenses                                                            3,713,903
                                                                              =========
Investment income (loss) -- net                                              23,505,611
                                                                             ----------

Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
   Security transactions (Note 3)                                              (606,287)
   Financial futures contracts                                               (2,617,613)
                                                                             ----------
Net realized gain (loss) on investments                                      (3,223,900)
Net change in unrealized appreciation (depreciation) on investments         (19,921,775)
                                                                            -----------
Net gain (loss) on investments                                              (23,145,675)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations             $   359,936
                                                                          =============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Tax-Exempt Bond Fund
                                                                      May 31, 2000      Nov. 30, 1999
                                                                    Six months ended     Year ended
(Unaudited)

 Operations and distributions
Investment income (loss) -- net                                      $  23,505,611       $  50,438,674
Net realized gain (loss) on investments                                 (3,223,900)           (630,309)
Net change in unrealized appreciation (depreciation) on investments    (19,921,775)        (82,776,271)
                                                                       -----------         -----------
Net  increase   (decrease)  in  net  assets
resulting  from   operations                                               359,936         (32,967,906)
                                                                       -----------         -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                          (22,500,217)        (48,693,601)
      Class B                                                             (850,303)         (1,749,233)
      Class Y                                                               (5,406)             (7,601)
                                                                            ------              ------
Total distributions                                                    (23,355,926)        (50,450,435)
                                                                       -----------         -----------

 Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                              61,703,256          77,321,566
   Class B shares                                                        5,658,740          15,967,680
   Class Y shares                                                            --                200,000
Reinvestment of distributions at net asset value
   Class A shares                                                       15,296,377          33,181,878
   Class B shares                                                          709,182           1,454,096
   Class Y shares                                                            5,389               7,401
Payments for redemptions
   Class A shares                                                     (136,341,219)       (137,095,959)
   Class B shares (Note 2)                                              (9,172,947)         (9,400,364)
   Class Y shares                                                          (10,592)              --
                                                                           -------
Increase (decrease) in net assets from capital share transactions      (62,151,814)        (18,363,702)
                                                                       -----------         -----------
Total increase (decrease) in net assets                                (85,147,804)       (101,782,043)
Net assets at beginning of period                                      916,976,595       1,018,758,638
                                                                       -----------       -------------
Net assets at end of period                                          $ 831,828,791     $   916,976,595
                                                                     =============     ===============
Undistributed net investment income                                  $     193,608     $        43,923
                                                                     -------------     ---------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Tax-Exempt Bond Fund
(Unaudited as to May 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Tax-Exempt Bond Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class C shares which may be subject to a CDSC will be offered effective June 26, 2000.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of May 31, 2000, the Fund had entered into outstanding when-issued or forward-commitments of $9,051,400.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administrative and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $240,668 for Class A and $38,783 for Class B for the six months ended May 31, 2000.

During the six months ended May 31, 2000, the Fund's custodian and transfer agency fees were reduced by $10,927 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $200,023,035 and $232,664,689, respectively, for the six months ended May 31, 2000. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended May 31, 2000
                                         Class A        Class B        Class Y
Sold                                   16,285,654      1,495,654         --
Issued for reinvested distributions     4,057,457        188,126        1,431
Redeemed                              (36,075,035)    (2,426,493)      (2,832)
                                      -----------      ----------       ------
Net increase (decrease)               (15,731,924)      (742,713)      (1,401)
                                      -----------      ----------       ------

                                                   Year ended Nov. 30, 1999
                                         Class A        Class B        Class Y
Sold                                   19,188,962      3,915,484       48,438
Issued for reinvested distributions     8,246,331        362,034        1,871
Redeemed                              (34,114,242)    (2,338,072)        --
                                      -----------     ----------    ----------
Net increase (decrease)                (6,678,949)     1,939,446       50,309
                                       ----------     ----------    ----------
5. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $18,682,892 as of Nov. 30, 1999 that will expire in 2002 through 2007 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any realized capital gains until the available capital loss carryover has been offset or expires.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the period ended May 31, 2000.

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Nov. 30,

 Per share income and capital changesa

                                                                     Class A

                                                 2000d      1999      1998       1997       1996

Net asset value, beginning of period             $3.84     $4.18      $4.11      $4.01      $4.06

Income from investment operations:

Net investment income (loss)                       .10       .21        .21        .21        .20

Net gains (losses) (both realized and unrealized) (.10)     (.34)       .07        .10       (.05)

Total from investment operations                    --      (.13)       .28        .31        .15

Less distributions:

Dividends from net investment income              (.10)     (.21)      (.21)      (.21)      (.20)

Net asset value, end of period                   $3.74     $3.84      $4.18      $4.11      $4.01


 Ratios/supplemental data

Net assets, end of period (in millions)           $796      $877       $984       $998     $1,067

Ratio of expenses to average daily net assetsb    .82%e     .77%       .73%       .73%       .73%

Ratio of net investment income (loss)
to average daily net assets                      5.38%e    5.17%      4.96%      5.19%      5.15%

Portfolio turnover rate
(excluding short-term securities)                  24%       45%        18%        19%        62%

Total returnc                                     .05%    (3.22%)     6.96%      7.78%      4.01%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.
d Six months ended May 31, 2000 (Unaudited).
e Adjusted to an annual basis.

Fiscal period ended Nov. 30,

 Per share income and capital changesa

                                                        Class B                             Class Y

                                           2000d   1999   1998   1997   1996      2000d   1999   1998   1997  1996

Net asset value,  beginning of period      $3.84  $4.18  $4.11  $4.01  $4.06      $3.83  $4.18  $4.11  $4.01 $4.06

Income from investment operations:

Net investment income (loss)                 .09    .18    .18    .18    .17        .10    .21    .21    .21   .21

Net gains (losses) (both
realized and unrealized)                    (.10)  (.34)   .07    .10   (.05)      (.10)  (.35)   .07    .10  (.05)

Total from investment  operations           (.01)  (.16)   .25    .28    .12         --   (.14)   .28    .31   .16

Less distributions:

Dividends from net  investment income       (.09)  (.18)  (.18)  (.18)  (.17)      (.10)  (.21)  (.21)  (.21) (.21)

Net asset value,  end of period            $3.74  $3.84  $4.18  $4.11  $4.01      $3.73  $3.83  $4.18  $4.11 $4.01

 Ratios/supplemental data

Net assets, end of period  (in millions)     $36    $39    $35    $25    $20       $--    $--    $--    $--   $--

Ratio of expenses to
 average daily net assetsb                 1.57%e 1.53%  1.48%  1.49%  1.49%       .66%e  .67%   .63%   .60%  .55%

Ratio of net investment
income (loss) to average
daily net assets                           4.63%e 4.41%  4.21%  4.43%  4.40%      5.54%e 5.21%  5.05%  5.34% 5.33%

Portfolio turnover rate
(excluding short-term
securities)                                  24%    45%    18%    19%    62%        24%    45%    18%    19%   62%

Total returnc                              (.33%)(3.97%) 6.18%  6.94%  3.23%       .12% (3.32%) 7.06%  7.87% 4.19%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.
d Six months ended May 31, 2000 (Unaudited).
e Adjusted to an annual basis.

Investments in Securities AXP Tax-Exempt Bond Fund
May 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.2%)
Name of issuer and                           Coupon          Principal           Value(a)
title of issue(d)                             rate            amount

Alabama (0.5%)
Jefferson County Capital Improvement
   Sewer Revenue Bonds
   Series 1999A (FGIC Insured)
      02-01-33                                 5.00%      $5,000,000         $4,157,500

Alaska (0.6%)
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1994B (CGIC Insured)
      06-30-04                                 7.05        3,000,000(b)       2,405,730
      06-30-05                                 7.15        3,000,000(b)       2,271,240
State Housing Finance Veterans Mortgage
   Corporation Collateralized Bonds Series 1990
   (GNMA/FNMA Insured)
      12-01-30                                 7.50          365,000            369,081
Total                                                                         5,046,051

Arizona (3.8%)
Maricopa County Industrial Development Authority
   Multi-family Housing Revenue Bonds Series 1996A
      07-01-26                                 6.63        2,500,000          2,593,900
Phoenix Industrial Development Authority
   Refunding Revenue Bonds
   Christian Care Apartments
      01-01-16                                 6.25        2,000,000          1,779,900
Phoenix Industrial Development Authority
   Single Family Mortgage
   Capital Appreciation Revenue Bonds
   Zero Coupon Escrowed to Maturity
      12-01-14                                 6.70       39,000,000(b)      16,572,660
Phoenix Junior Lien Street & Highway User
   Refunding Revenue Bonds Series 1992
      07-01-11                                 6.25       10,350,000         10,660,293
Total                                                                        31,606,753

California (9.5%)
Anaheim Public Finance Authority Capital
   Appreciation Improvement Revenue Bonds
   Zero Coupon Series 1997C (FSA Insured)
      09-01-17                                 5.72        9,195,000(b)       3,327,487
Bakersfield Certificates of Participation
   Zero Coupon Escrowed to Maturity
      04-15-21                                 5.25       10,500,000(b)       2,558,745
Foothill/Eastern Transportation Corridor Agency
   Toll Road Revenue Bonds Series 1995A
   (MBIA Insured)
      01-01-35                                 5.00       12,000,000         10,320,119
Infrastructure & Economic Development Bank
   Revenue Bonds American Center for Wine,
   Foods & Arts (ACA Insured)
      12-01-29                                 5.80        2,000,000          1,831,880
Los Angeles County Pre-refunded Certificates of
   Participation
      06-01-15                                 6.71        3,600,000          3,733,128
Orange County Certificates of Participation
   Civic Center Facility Capital Appreciation
   Refunding Bonds Zero Coupon (AMBAC Insured)
      12-01-18                                 6.97       13,795,000(b)       4,579,802
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds Procter & Gamble
   Series 1995
      07-01-14                                 6.50        5,000,000          5,431,700
San Jose Redevelopment Agency Merged Area
   Redevelopment Tax Allocation Bonds
   Series 1993 (MBIA Insured)
      08-01-24                                 4.75        9,000,000          7,453,980
Southern California Public Power Authority Revenue
   Bonds Mead Adelanto Series 1994A
   (AMBAC Insured)
      07-01-20                                 4.88        6,590,000          5,689,542
State General Obligation Bonds
   Residual Certificates Series 194
   Inverse Floater (MBIA Insured)
      12-01-15                                 7.74        8,125,000(h)       8,393,938
State Public Works Board California Community
   Colleges Lease Pre-refunded Revenue Bonds
   Series 1994B
      03-01-19                                 7.00        3,900,000          4,267,458

State Public Works Board University of California
   Lease Refunding Revenue Bonds
   Series 1993A
      06-01-14                                 5.50        7,275,000          7,324,470
      06-01-23                                 5.00        6,000,000          5,189,700
Ukiah Unified School District
   Mendocino County Certificates of Participation
   Series 1993
      09-01-10                                 6.00        3,790,000          3,883,613
West Covina Redevelopment Agency Community
   Facilities District Special Tax Refunding Bonds
   Series 1996
      09-01-17                                 6.00        5,000,000          5,105,600
Total                                                                        79,091,162

Colorado (3.0%)
Arapahoe County Public Highway Authority Capital
   Improvement Trust Fund E-470 Highway
   Pre-refunded Revenue Bonds
      08-31-26                                 7.00        5,685,000          6,296,195
Castle Rock Ranch Public Facility Improvement
   Revenue Bonds Series 1996
      12-01-11                                 6.38        5,750,000          5,886,505
E-470 Public Highway Authority
   Revenue Bonds Capital Appreciation
   Zero Coupon Series 2000B
   (MBIA Insured)
      09-01-20                                 6.20        6,000,000(b)       1,695,240
Edgewater Redevelopment Authority
   Tax Increment Refunding Revenue Bonds
   Edgewater Redevelopment Series 1999
      12-01-08                                 5.50        3,620,000          3,345,242
State Health Facilities Authority
   Hospital Improvement Refunding Revenue Bonds
   Parkview Episcopal Medical Center Series 1995
      09-01-16                                 6.00        4,000,000          3,504,120
State Health Facilities Authority
   Retirement Facilities Revenue Bonds
   Liberty Heights Zero Coupon
   Escrowed to Maturity
      07-15-22                                 5.54        4,925,000(b)       1,105,219
Trailmark Metropolitan District Limited General
   Obligation Bonds Series 1999A
      12-01-18                                 5.80        3,500,000          3,079,545
Total                                                                        24,912,066

Connecticut (1.0%)
State General Obligation Bonds Series 1992A
      03-15-06                                 6.40        8,000,000          8,486,080

District of Columbia (2.7%)
District General Obligation Bonds Zero Coupon
   Series 1994B (MBIA Insured)
      06-01-13                                 6.63       23,945,000(b)      11,173,455
      06-01-14                                 6.64       26,415,000(b)      11,529,620
Total                                                                        22,703,075

Florida (0.6%)
Duvall County Housing Authority Single Family
   Mortgage Refunding Revenue Bonds
   Series 1991 (FGIC Insured)
      07-01-24                                 7.35        3,065,000          3,147,847
Hillsborough County Industrial Development
   Authority Health Facilities Revenue Bonds
   University Community Hospital Series 1999A
      08-15-23                                 5.63        1,000,000            810,090
State Municipal Loan Council
   Revenue Bonds Capital Appreciation
   Zero Coupon Series 2000A (MBIA Insured)
      04-01-20                                 6.02        4,360,000(b)       1,286,418
Total                                                                         5,244,355

Georgia (3.9%)
Americus-Sumter County Hospital Authority
   Refunding Revenue Bonds South Georgia
   Methodist Home for the Aging Obligated Group
   Magnolia Manor Series 1999
      05-15-29                                 6.38        2,000,000          1,676,360
Atlantic Water & Wastewater
   Refunding Revenue Bonds
   Series 1999A (FGIC Insured)
      11-01-29                                 5.00       10,000,000          8,456,200

Municipal Electric Authority Special Obligation
   Bonds Project 1 4th Crossover Series 1997X
   (Secondary MBIA Insured)
      01-01-20                                 6.50%     $19,550,000        $20,971,089
Richmond County Development Authority
   Revenue Bonds Zero Coupon
   Escrowed to Maturity
      12-01-21                                 5.74        7,880,000(b)       1,669,299
Total                                                                        32,772,948

Hawaii (0.7%)
Honolulu City & County General
   Obligation Bonds Series 1992A
      03-01-06                                 6.30        5,880,000          6,116,611

Idaho (0.4%)
State Health Facilities Authority Revenue Bonds
   Bannock Regional Medical Center Series 1995
      05-01-17                                 6.38        1,450,000          1,321,443
      05-01-25                                 6.13        2,250,000          1,926,698
Total                                                                         3,248,141

Illinois (11.0%)
Alton Madison County Hospital Facilities
   Refunding Revenue Bonds
   St. Anthony's Health Center Series 1996
      09-01-10                                 6.00        2,975,000          2,747,294
      09-01-14                                 6.00        1,765,000          1,583,752
Chicago Capital Appreciation Unlimited General
   Obligation Bonds City Colleges Zero Coupon
   (FGIC Insured)
      01-01-15                                 5.90       20,000,000(b)       8,373,800
Chicago Limited General Obligation Refunding Bonds
   Series 1999A (FGIC Insured)
      01-01-29                                 5.13        9,000,000          7,668,990
Chicago Public Building Commission Building
   Revenue Bonds Chicago Board of Education
   Series 1990A Escrowed to Maturity
   (MBIA Insured)
      01-01-18                                 6.50       23,500,000         23,534,309
Cook & Will Counties Township High School
   District 206 Capital Appreciation Bonds
   Zero Coupon Series 1994C (AMBAC Insured)
      12-01-10                                 6.55        2,605,000(b)       1,443,847
Cook County Community Consolidated School District 21
   General Obligation Bonds Capital Appreciation
   Zero Coupon (FSA Insured)
      12-01-19                                 6.03        3,140,000(b)         934,998
Cook County School District 170 Chicago Heights
   Pre-refunded Capital Appreciation Bonds
   Zero Coupon Series 1994C (AMBAC Insured)
      12-01-09                                 6.50        2,155,000(b)       1,270,502
      12-01-10                                 6.55        2,155,000(b)       1,194,430
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Capital Appreciation
   Refunding Revenue Bonds McCormick Place
   Expansion Zero Coupon Series 1993A
   (FGIC Insured)
      06-15-10                                 6.64       11,000,000(b)       6,208,180
      06-15-16                                 6.80        9,000,000(b)       3,427,830
      06-15-21                                 6.54        5,000,000(b)       1,361,400
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Capital Appreciation
   Refunding Revenue Bonds McCormick Place
   Expansion Zero Coupon Series 1994
   (MBIA Insured)
      06-15-20                                 5.70        3,070,000(b)         892,695
State Development Finance Authority
   Pollution Control Refunding Revenue Bonds
   Illinois Power Series 1991A
      07-01-21                                 7.38       10,000,000         10,481,200
State Development Finance Authority
   Regency Park Retirement Housing
   Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
      07-15-25                                 6.50       10,000,000(b)       1,828,000
State Development Finance Authority
   Retirement Housing Revenue Bonds
   Zero Coupon Escrowed to Maturity
      04-15-20                                 7.75       13,745,000(b)       3,583,871
State Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Columbia College
      12-01-17                                 6.88        1,930,000          2,053,867
State Educational Facilities Authority
   Revenue Bonds
   Lewis University Series 1996
      10-01-16                                 6.10        2,005,000          1,908,560
State Educational Facilities Authority
   Revenue Bonds Columbia College
      12-01-18                                 6.13        3,015,000          2,802,563
State Educational Facilities Authority
   Un-refunded Revenue Bonds
   Columbia College
      12-01-17                                 6.88          830,000            842,782
State Health Facilities Authority
   Refunding Revenue Bonds
   Edwards Hospital Series 1993A
      02-15-19                                 6.00        3,055,000          2,843,869
State Health Facilities Authority
   Refunding Revenue Bonds
   Masonic Medical Center Series 1993
      10-01-19                                 5.50        5,000,000          4,230,050
Total                                                                        91,216,789

Indiana (1.7%)
Seymour Economic Development
   Revenue Bonds
   Union Camp Series 1992
      07-01-12                                 6.25        2,870,000          2,898,901
State Transportation Finance Authority Highway
   Revenue Bonds Series 1990A
      06-01-15                                 7.25       10,000,000         11,488,100
Total                                                                        14,387,001

Iowa (0.3%)
State Finance Authority
   Single Family Mortgage-backed
   Securities Program Bonds
   Series 1991A
      07-01-16                                 7.25        2,085,000          2,128,472

Kentucky (0.9%)
Muhlenberg County Hospital
   Refunding Revenue Bonds
   Muhlenberg Community Hospital Series 1996
      07-01-10                                 6.75        3,600,000          3,419,316
Owensboro Electric Light & Power
   Refunding Revenue Bonds
   Zero Coupon Series 1991B (AMBAC Insured)
      01-01-15                                 6.65        9,125,000(b)       3,842,264
Total                                                                         7,261,580

Louisiana (2.5%)
Bastrop Industrial Development Board
   Pollution Control Refunding Revenue Bonds
   International Paper Series 1992A
      03-01-07                                 6.90        6,875,000          7,120,369
New Orleans Capital Appreciation General Obligation
   Refunding Revenue Bonds Zero Coupon
   (AMBAC Insured)
      09-01-12                                 6.63        6,250,000(b)       3,080,375
New Orleans Home Mortgage Authority
   Special Obligation Refunding Bonds
   Series 1992 Escrowed to Maturity
      01-15-11                                 6.25        9,000,000          9,535,950
State Public Facilities Authority Revenue Bonds
   Centenary College Series 1997
      02-01-17                                 5.90        1,000,000          1,035,320
Total                                                                        20,772,014

Maryland (3.0%)
State Community Development Administration
   Department of Housing & Community
   Development Single Family Program Bonds
   1st Series 1991
      04-01-17                                 7.30       10,500,000         10,691,205
State Health & Higher Education Facilities Authority
   Revenue Bonds Anne Arundel Medical Center
   (AMBAC Insured)
      07-01-23                                 5.00        7,000,000          6,044,920
State Health & Higher Education Facilities Authority
   Revenue Bonds Frederick Memorial Hospital
   Series 1993 (FGIC Insured)
      07-01-28                                 5.00       10,000,000          8,476,700
Total                                                                        25,212,825

Massachusetts (2.2%)
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
      07-01-17                                 6.75       10,000,000         10,534,300
State Health & Education Facilities Authority
   Pre-refunded Revenue Bonds Melrose-Wakefield
   Hospital Series 1992B
      07-01-16                                 6.38        1,430,000          1,494,765
State Health & Education Facilities Authority
   Refunding Revenue Bonds Caritas Christi
   Obligated Group Series 1999A
      07-01-15                                 5.70        3,000,000          2,486,190
State Turnpike Authority Metro Highway System
   Revenue Bonds Series 1999A (AMBAC Insured)
      01-01-39                                 5.00        4,530,000          3,741,780
Total                                                                        18,257,035

Michigan (2.9%)
Battle Creek Calhoun County Downtown
   Development Authority Pre-refunded Bonds
   Series 1994
      05-01-22                                 7.65        3,750,000          4,126,875
Detroit Downtown Development Authority
   Development Area Project 1 Junior Lien
   Tax Increment Refunding Bonds Series 1996D
      07-01-25                                 6.50        6,000,000          6,460,440
Detroit Water Supply System
   Refunding Revenue Bonds
   Series 1992 (FGIC Insured)
      07-01-07                                 6.25        2,000,000          2,062,920
State Hospital Finance Authority
   Refunding Revenue Bonds
   Central Michigan Community Hospital
      10-01-16                                 6.25        2,225,000          2,071,586
State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group
   Series 1995
      01-01-15                                 6.40        1,000,000            912,860
      01-01-25                                 6.50        1,000,000            884,850
State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group
   Series 1997
      01-01-15                                 6.38          400,000            364,592
State Hospital Finance Authority
   Refunding Revenue Bonds
   Greater Detroit Sinai Hospital Series 1995
      01-01-16                                 6.63        2,000,000          1,797,440
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Ford Motor
   Series 1991A
      02-01-06                                 7.10        5,000,000          5,433,300
Total                                                                        24,114,863

Minnesota (2.8%)
Austin Housing & Redevelopment Authority
   Governmental Housing Gross Revenue Bonds
   Courtyard Residence Series 2000A
      01-01-20                                 7.15          650,000            648,583
Minneapolis & St. Paul Housing & Redevelopment
   Authority Health Care System Series 1990A
   (MBIA Insured)
      08-15-05                                 7.40        4,500,000          4,613,715
Rochester Health Care Facilities Revenue Bonds
   Mayo Foundation Series 1992A
      11-15-19                                 4.95       15,000,000         12,793,200
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Regions Hospital
   Series 1998
      05-15-28                                 5.30        4,125,000          3,063,596
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds Woodbury
   Multi-family Housing Series 1996
      12-01-23                                 6.95        2,425,000          2,319,828
Total                                                                        23,438,922

Missouri (1.5%)
St. Louis Regional Convention & Sports Complex Authority
   Pre-refunded Revenue Bonds Series 1991C
      08-15-21                                 7.90          395,000            413,893
St. Louis Regional Convention & Sports Complex Authority
   Refunding Revenue Bonds Series 1991C
      08-15-21                                 7.90        8,105,000          8,778,850
State Health & Education Facilities Authority
   Revenue Bonds Park College Series 1999
      06-01-19                                 5.88        4,000,000          3,658,280
Total                                                                        12,851,023

Nevada (1.1%)
Clark County School District
   Residual Certificates Series 311
   Inverse Floater (FSA Insured)
      06-15-12                                 6.68        5,000,000(h)       4,956,200
Clark County Special Improvement District 108
   Local Improvement Bonds Summerline
   Series 1997
      02-01-12                                 6.50        4,440,000          4,559,702
Total                                                                         9,515,902

New Hampshire (0.1%)
State Higher Education & Health Facilities Authority
   College Revenue Bonds
   New Hampshire College Series 1997
      01-01-27                                 6.38        1,000,000            901,730

New Jersey (3.9%)
New Jersey Sports & Exposition Authority
   State Contract Rites Series 649R-A
   Inverse Floater (MBIA Insured)
      03-01-16                                 7.49        3,385,000(h)       3,394,309
New Jersey Sports & Exposition Authority
   State Contract Rites Series 649R-B
   Inverse Floater (MBIA Insured)
      03-01-17                                 7.49        3,535,000(h)       3,519,234
New Jersey Sports & Exposition Authority
   State Contract Rites Series 649R-C
   Inverse Floater (MBIA Insured)
      03-01-18                                 7.49        3,490,000(h)       3,443,269
State Transportation Trust Fund Authority
   Refunding Revenue Bonds Residual Certificates
   Inverse Floater Series 203 (FSA Insured)
      06-15-14                                 8.60        5,000,000(h)       5,272,850
State Turnpike Authority Revenue Bonds Series 1991C
      01-01-05                                 6.50       16,000,000         16,398,400
Total                                                                        32,028,062

New York (9.5%)
New York City Unlimited General Obligation
   Pre-funded Bonds Series 1992B
      10-01-17                                 6.75       11,125,000         11,719,186
New York City Unlimited General Obligation
   Un-refunded Bonds Series 1992B
      10-01-17                                 6.75           25,000             26,009
New York City Unlimited General Obligation Bonds
   Series 2000A
      05-15-24                                 5.50       10,000,000(g)       9,190,400
New York City Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1994B-1
      08-15-16                                 7.00        8,850,000          9,581,364
State Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1994A
      07-01-18                                 5.75        5,500,000          5,420,745
State Dormitory Authority State Courts
   Facilities Lease Revenue Bonds Series 1993A
      05-15-21                                 5.25       20,000,000         17,490,599
State Mortgage Agency Homeowner Mortgage
   Refunding Revenue Bonds Series 1991TT
      04-01-15                                 7.50        4,175,000          4,299,666
State Urban Development Capital
   Correctional Facilities Revenue Bonds
   4th Series 1993
      01-01-23                                 5.38       23,815,000         21,126,286
Total                                                                        78,854,255

North Carolina (2.1%)
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
      01-01-16                                 5.60        6,500,000          5,786,885
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993G
      12-01-16                                 5.75       12,750,000         11,563,358
Total                                                                        17,350,243

North Dakota (0.5%)
Ward County Health Care Facilities Refunding
   Revenue Bonds Trinity Obligated Group
   Series 1996B
      07-01-21                                 6.25        4,365,000          3,868,874

Ohio (1.4%)
Akron Bath Copley Joint Township Hospital District
   Revenue Bonds Summa Hospital Series 1998A
      11-15-24                                 5.38        2,755,000          2,099,503
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                                 6.25          895,000            893,980
Columbus Sewerage System
   Refunding Revenue Bonds Series 1992
      06-01-05                                 6.30        3,500,000          3,637,025
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                                 7.70          300,000            313,779
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison Series 1993A
      05-15-29                                 5.95        5,000,000          4,413,600
Total                                                                        11,357,887

Oklahoma (0.4%)
Stillwater Medical Center Authority
   Hospital Revenue Bonds Series 1997B
      05-15-12                                 6.35          990,000            915,423
Valley View Hospital Authority
   Refunding Revenue Bonds Series 1996
      08-15-14                                 6.00        2,695,000          2,386,935
Total                                                                         3,302,358

Pennsylvania (2.9%)
Delaware County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Series 1997A
      07-01-13                                 6.10        4,000,000          3,547,120
Northampton County Higher Education Authority
   Revenue Bonds Lafayette College
   (MBIA Insured)
      11-01-27                                 5.00       14,930,000         12,671,390
Philadelphia Hospital & Higher Education Facilities
   Authority Hospital Revenue Bonds
   Friends Hospital Series 1993
      05-01-11                                 6.20        2,500,000          2,314,775
Philadelphia School District Unlimited General Obligation
   Bonds Series 1998A (MBIA Insured)
      04-01-23                                 4.50        4,000,000          3,150,360
Philadelphia Unlimited General Obligation Bonds
   (MBIA Insured)
      05-15-25                                 5.00        3,000,000          2,552,520
Total                                                                        24,236,165

Puerto Rico (0.6%)
Puerto Rico Municipal Finance Agency
   (U.S. Dollar) General Obligation Bonds
   Inverse Floater Series 610R (FSA Insured)
      08-01-13                                 8.35        5,000,000(c,h)     5,222,450

Rhode Island (0.2%)
Providence Special Tax Increment Obligation Bonds
   Series 1996D
      06-01-16                                 6.65        1,500,000          1,513,860

South Carolina (0.9%)
Horry County Hospital Refunding Revenue Bonds
   Conway Hospital Series 1992
      07-01-12                                 6.75        3,665,000          3,777,809
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1998A
   (MBIA Insured)
      01-01-25                                 4.75        5,000,000          4,032,000
Total                                                                         7,809,809

South Dakota (0.3%)
State Health & Educational Facilities Authority
   Refunding Revenue Bonds Prairie Lakes Healthcare
      04-01-22                                 5.65        3,000,000          2,376,930

Tennessee (0.2%)
Nashville & Davidson Counties Health & Education
   Facilities Board Revenue Bonds
   Zero Coupon Escrowed to Maturity
      06-01-21                                 5.71        7,500,000(b)       1,768,350

Texas (12.5%)
Austin Utility System Capital Appreciation
   Refunding Revenue Bonds Zero Coupon
   (AMBAC Insured)
      11-15-10                                 6.51        5,055,000(b)       2,797,386
Austin Utility System Capital Appreciation
   Refunding Revenue Bonds Zero Coupon
   Series 1992A (MBIA Insured)
      11-15-10                                 6.60       16,000,000(b)       8,854,240
Austin Utility System Combined Utility
   Refunding Revenue Bonds
   Series 1992 (AMBAC Insured)
      11-15-06                                 6.25       10,500,000         10,878,315
Harris County Health Facilities Development
   Hermann Hospital Revenue Bonds (MBIA Insured)
      10-01-24                                 6.38        8,820,000          9,304,835
Houston Airport Systems
   Sub Lien Revenue Bonds
   Series 1998C (FGIC Insured)
      07-01-28                                 5.00       16,500,000         13,909,170
Houston Water & Sewer System Junior Lien
   Refunding Revenue Bonds Zero Coupon
   Series 1991C (AMBAC Insured)
      12-01-08                                 6.60        8,000,000(b)       4,986,240
Katy Independent School District Limited
   General Obligation Bonds Series 1998A
   (Permanent School Fund Guarantee)
      02-15-27                                 4.75        1,500,000          1,212,600
Municipal Power Agency Capital Appreciation
   Refunding Revenue Bonds
   Zero Coupon (AMBAC Insured)
      09-01-09                                 6.90       18,000,000(b)      10,712,340
North Tollway Authority Revenue Bonds
   Dallas North Tollway System (FGIC Insured)
      01-01-29                                 4.75        9,750,000          7,834,320
Northwest Independent School District
   Unlimited Tax General Obligation Capital
   Appreciation Refunding Revenue Bonds Zero Coupon
   Series 1997 (Permanent School Fund Guarantee)
      08-15-17                                 6.23        3,000,000(b)       1,035,330
San Antonio Water Refunding Revenue Bonds
   (FGIC Insured)
      05-15-07                                 6.40       25,000,000         26,012,000
State Coastal Water Authority Water Conveyance
   System Refunding Revenue Bonds Series 1991
   Escrowed to Maturity (AMBAC Insured)
      12-15-17                                 6.25        5,000,000          5,036,900
State Public Property Financial Corporation Lease
   Revenue Bonds Mental Health Mental Retardation
   Series 1996
      09-01-16                                 6.20        1,505,000          1,358,654
Total                                                                       103,932,330

Vermont (0.7%)
University of Vermont & State Agricultural College
   Revenue Bonds Series 1998 (MBIA Insured)
      10-01-38                                 4.75        7,290,000          5,705,154

Virginia (0.4%)
Augusta County Industrial Development Authority
   Refunding Revenue Bonds Augusta Hospital
   Series 1993 (AMBAC Insured)
      09-01-21                                 5.13        3,600,000          3,126,888

Washington (4.0%)
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
      03-01-26                                 6.80        2,500,000          2,541,475
King County Unlimited Tax General Obligation
   Bonds Auburn School District 408
   Series 1992A
      12-01-06                                 6.38        8,000,000          8,440,720
King County Unlimited Tax General Obligation
   Bonds Issaquah School District 411 Series 1992
      12-01-08                                 6.38       16,675,000         17,678,334
State Public Power Supply System Nuclear Power
   Project 3 Capital Appreciation Refunding Revenue
   Bonds Zero Coupon Series 1989B (MBIA Insured)
      07-01-13                                 6.61       10,360,000(b)       4,786,320
Total                                                                        33,446,849

West Virginia (0.4%)
Princeton Hospital Revenue Bonds
   Community Hospital Association
   Series 1999
      05-01-29                                 6.10        4,000,000          3,263,960

Wisconsin (0.3%)
State Health & Educational Facilities Authority
   Revenue Bonds Divine Savior Hospital
      06-01-28                                 5.70        3,140,000          2,389,540

Wyoming (0.3%)
State Community Development Authority Single Family
   Mortgage Bonds Series 1991B
   (Federally Insured or Guaranteed Mortgage Loan)
      06-01-31                                 7.40        2,280,000          2,334,196

Total municipal bonds
(Cost: $786,064,187)                                                       $817,331,058

Municipal notes (1.3%)
Issuer(e,f)                                Effective         Amount             Value(a)
                                             yield         payable at
                                                            maturity

Allegheny County Pennsylvania Higher Education
Building Authority Revenue Bonds
(Carnegie Mellon University) V.R.
      12-01-33                                 4.35%      $4,200,000         $4,200,000
Minneapolis & St. Paul Minnesota Housing & Redevelopment
Healthcare (Children's Hospital) V.R. Series 1995B
      08-15-25                                 4.45        1,200,000          1,200,000
New York City General Obligation Bonds
V.R. Series 1994B
      08-15-23                                 4.40        2,400,000          2,400,000
Pennsylvania State Turnpike
Revenue Bonds V.R. Series 1998Q
      06-01-28                                 4.35        1,000,000          1,000,000
Roanoke Virginia Hospital Revenue Bonds
(Carilion Health System) V.R. Series 1995A
      07-01-19                                 4.35        1,500,000          1,500,000
Valdez Alaska Marine Terminal Refunding Revenue Bonds
(Exxon Pipeline) V.R. Series 1993A
      12-01-33                                 4.30          200,000            200,000

Total municipal notes
(Cost: $10,500,000)                                                         $10,500,000

Total investments in securities
(Cost: $796,564,187)(i)                                                    $827,831,058

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of May 31, 2000, the value of foreign securities represented 0.63% of net assets.

(d) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA     --   ACA Financial Guaranty Corporation
AMBAC   --   American Municipal Bond Association Corporation
BIG     --   Bond Investors Guarantee
CGIC    --   Capital Guaranty Insurance Company
FGIC    --   Financial Guarantee Insurance Corporation
FHA     --   Federal Housing Authority
FNMA    --   Federal National Mortgage Association
FSA     --   Financial Security Assurance
GNMA    --   Government National Mortgage Association
MBIA    --   Municipal Bond Investors Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

B.A.N.  --   Bond Anticipation Note
C.P.    --   Commercial Paper
R.A.N.  --   Revenue Anticipation Note
T.A.N.  --   Tax Anticipation Note
T.R.A.N.--   Tax & Revenue Anticipation Note
V.R.    --   Variable Rate
V.R.D.B.--   Variable Rate Demand Bond
V.R.D.N.--   Variable Rate Demand Note

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2000.

(g) At May 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $9,051,400.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2000. Inverse floaters in the aggregate represent 4.11% of the Fund's net assets as of May 31, 2000.

(i) At May 31, 2000, the cost of securities for federal income tax purposes was approximately $796,564,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                     $45,175,000
Unrealized depreciation                     (13,908,000)
                                            -----------
Net unrealized appreciation                 $31,267,000

American
  Express(R)
 Funds

AXP Tax-Exempt Bond Fund
200 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: INTAX  Class B:  ITEBX    Class C: N/A     Class Y: N/A

                                                                 PRSRT STD AUTO
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                    AMERICAN
                                                                     EXPRESS




                                                                    AMERICAN
                                                                     EXPRESS

                                                              S-6315 N (7/00)
Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.